Cover	Apr. 06, 2023
Cover [Abstract]
Entity Registrant Name	TAUTACHROME, INC.
Entity Central Index Key	0001389067
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 06, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-2340972
Written Communications	false
Entity File Number	333-141907
Entity Address Postal Zip Code	85755
Entity Address Address Line 1	1846 E. Innovation Park Drive
Entity Address City Or Town	Oro Valley
Entity Address State Or Province	AZ
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	Oro Valley